UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.2%)
$57	Federal Home Loan Mortgage Corporation, Conventional Pool:	2.73%	01/01/38	$60,594
127	Federal National Mortgage Association, Conventional Pool:	2.461	05/01/33	134,042
	Total Agency Adjustable Rate Mortgages (Cost $195,225)			194,636

	Agency Fixed Rate Mortgages (26.0%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
30		9.50	01/01/17–02/01/19	30,330
100		10.00	04/01/16–12/01/20	103,528
	Gold Pools:
2,824		3.50	01/01/44–06/01/45	2,959,588
2,381		4.00	12/01/41–10/01/45	2,546,746
1,954		4.50	03/01/41–09/01/41	2,130,351
228		5.00	12/01/40–05/01/41	253,055
39		5.50	07/01/37	44,070
40		6.00	12/01/37–03/01/38	45,594
56		6.50	06/01/29–09/01/33	63,436
106		7.50	04/01/20–05/01/35	128,921
52		8.00	08/01/32	63,226
81		8.50	08/01/31	104,005
16		10.00	10/01/21	17,479
	Federal National Mortgage Association, Conventional Pools:
338		3.50	08/01/45	355,148
390		3.00	04/01/45	399,970
2,028		3.50	08/01/45–02/01/46	2,139,692
2,583		4.00	04/01/45–11/01/45	2,775,899
307		4.50	08/01/40–09/01/41	333,845
971		5.00	11/01/40–07/01/41	1,078,966
28		5.50	08/01/37	31,635
680		6.50	02/01/28–12/01/33	781,360
19		7.00	07/01/23–06/01/32	19,630
137		7.50	08/01/37	170,353
140		8.00	04/01/33	174,005
123		8.50	10/01/32	154,194
186		9.50	04/01/30	216,447
14		10.00	10/01/18	15,293
	February TBA:
390	(a)	2.50	02/01/31	398,782
750	(a)	3.00	02/01/46	765,640
2,818	(a)	4.00	02/01/46	3,010,825
	Government National Mortgage Association, February TBA:
460	(a)	3.50	02/20/46	485,192
1,380	(a)	4.00	02/20/46	1,475,145
	Various Pools:
889		3.50	10/20/44–05/20/45	940,679
807		4.00	07/15/44	868,097
451		5.00	05/20/41	499,230
3		11.00	04/15/21	2,638
	Total Agency Fixed Rate Mortgages (Cost $25,201,520)			25,582,994

	Asset-Backed Securities (18.0%)
159	American Homes 4 Rent (b)	4.691	10/17/45	159,166
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates

405		2.297	(c)	04/25/34	379,865
600		4.351	(c)	09/25/33	563,766
623	Bear Stearns Asset-Backed Securities I Trust	0.747	(c)	03/25/37	327,401
	Bear Stearns Asset-Backed Securities Trust
188		0.747	(c)	01/25/47	176,449
607		2.213	(c)	10/25/36	429,390
397	Castle Aircraft Securitization Trust (b)	4.703		12/15/40	397,672
295	CDC Mortgage Capital Trust	1.047	(c)	01/25/33	278,201
449	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	480,190
	Countrywide Asset-Backed Certificates
484	(b)	0.877	(c)	03/25/47	359,193
266	(b)	1.047	(c)	06/25/33	258,045
600		1.852	(c)	03/25/35	563,393
207	Credit-Based Asset Servicing and Securitization LLC	3.502	(c)	08/25/30	209,286
410	CWABS Asset-Backed Certificates Trust	0.662	(c)	10/25/46	334,009
233	EMC Mortgage Loan Trust (b)	1.422	(c)	11/25/30	200,800
714	First Franklin Mortgage Loan Trust	1.327	(c)	04/25/35	688,156
443	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	443,167
174	Home Equity Asset Trust	0.612	(c)	07/25/37	165,075
	Invitation Homes Trust
650	(b)	3.176	(c)	08/17/32	620,782
700	(b)	4.176	(c)	06/17/31	668,190
600	(b)	4.926	(c)	12/17/31	599,667
440	(b)	5.176	(c)	08/17/32	427,439
	Lehman ABS Manufactured Housing Contract Trust
254		3.70		04/15/40	255,772
500		6.63	(c)	04/15/40	537,829
206	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	212,481
399	Long Beach Mortgage Loan Trust	0.862	(c)	06/25/34	372,430
400	MERIT Securities Corp.	7.839	(c)	12/28/33	420,462
420	Mid-State Capital Corp. Trust	7.758		01/15/40	466,183
	Nationstar HECM Loan Trust
678	(b)	3.844		05/25/18	676,848
439	(b)	4.115		11/25/25	437,354
500	(b)	7.021		05/25/18	502,875
14	New Century Home Equity Loan Trust	1.222	(c)	11/25/33	11,032
370	NovaStar Mortgage Funding Trust	1.162	(c)	02/25/34	338,972
224	Oakwood Mortgage Investors, Inc.	7.72		04/15/30	237,871
250	Progress Residential Trust (b)	4.576	(c)	10/17/31	246,312
200	RAMP Trust	0.717	(c)	02/25/36	174,511
399	RMAT LLC (b)	4.826		06/25/35	392,550
403	Saxon Asset Securities Trust	8.41	(c)	05/25/29	403,810
350	Silver Bay Realty Trust (b)	3.976	(c)	09/17/31	324,536
	Skopos Auto Receivables Trust
237	(b)	3.10		12/15/23	235,779
373	(b)	3.55		02/15/20	373,072
325	SPS Servicer Advance Receivables Trust (b)	2.92		07/15/47	325,512
150	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	149,205
253	SWAY Residential Trust (b)	4.726	(c)	01/17/32	249,021
100	VOLT XIX LLC (b)	5.00		04/25/55	98,429
200	VOLT XXII LLC (b)	4.25		02/25/55	192,327
497	VOLT XXXIII LLC (b)	4.25		03/25/55	478,695
488	VOLT XXXIX LLC (b)	4.125		10/25/45	486,965
780	Washington Mutural Asset-Backed Certificates Trust	0.487	(c)	10/25/36	391,597
	Total Asset-Backed Securities (Cost $17,589,946)				17,721,732

	Collateralized Mortgage Obligations - Agency Collateral Series (9.8%)
	Federal Home Loan Mortgage Corporation
508		3.034	(c)	10/25/20	533,201
454	(b)	3.506	(c)	07/25/22	407,871

	IO
6,777		0.867	(c)	10/25/20	187,713
2,817		1.483	(c)	11/25/19	114,638
6,342		1.705	(c)	04/25/17	76,635
	IO REMIC
682		1.857	(c)	10/15/41	46,054
2,241		1.889	(c)	08/15/42	146,497
1,319		1.896	(c)	10/15/39	85,560
1,520		1.901	(c)	04/15/39	101,268
3,038		1.96	(c)	10/15/40	220,133
591		4.00		04/15/39	75,067
257		5.00		08/15/41	35,531
2,354		5.575	(c)	11/15/43–06/15/44	419,089
584		5.625	(c)	04/15/39	73,182
	IO STRIPS
8,849		1.434	(c)	10/15/37	496,289
206		7.00		06/01/30	43,474
231		7.50		12/01/29	60,814
	REMIC
303		7.13	(d)	10/15/43	321,995
495		10.86	(d)	12/15/43	546,919
	Federal National Mortgage Association, IO
1,341		5.964	(c)	09/25/20	238,470
	IO REMIC
2,057		1.836	(c)	05/15/38	156,484
3,038		1.948	(c)	10/25/39	254,882
2,835		2.059	(c)	03/25/44	226,058
1,769		3.50		02/25/39	196,599
1,562		5.224	(c)	11/25/41	186,989
1,865		5.624	(c)	06/25/42	335,244
1,086		6.124	(c)	08/25/41	189,024
	IO STRIPS
72		7.00		11/25/27	15,111
172		8.00		05/25/30–06/25/30	45,638
107		8.50		10/25/24	26,334
	REMIC
152		1.627	(c)	12/25/23	156,311
88		7.07	(c)	04/25/39	94,007
	Government National Mortgage Association
12		10.864	(d)	08/20/43	12,187
	IO
3,908		0.825	(c)	08/20/58	122,054
7,969		3.50		06/20/41–11/20/42	1,482,437
1,214		4.50		05/20/40	118,509
241		5.00		05/20/39–02/16/41	36,491
1,241		5.574	(c)	08/20/42	272,780
715		5.625	(c)	11/16/40	142,433
1,625		5.674	(c)	04/20/41–08/20/42	302,672
1,165		5.714	(c)	12/20/43	247,193
997		5.874	(c)	09/20/43	218,064
639		6.125	(c)	08/16/34	121,293
411		6.375	(c)	08/16/36	92,757
	IO PAC
237		5.00		10/20/40	35,458
1,274		5.624	(c)	01/20/40	108,560
2,383		5.724	(c)	10/20/41	262,053
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $7,412,750)				9,688,022

	Commercial Mortgage-Backed Securities (12.7%)
	BAMLL Commercial Mortgage Securities Trust
381	(b)	2.954	(c)	12/15/29	345,993

	185	(b)	5.926	(c)	12/15/31	158,272
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	92,485
	350	BBCMS Trust (b)	4.427	(c)	09/10/28	310,439
		Citigroup Commercial Mortgage Trust
	220		4.571		09/10/58	207,739
		IO
	4,538		1.139	(c)	09/10/58	314,297
		COMM Mortgage Trust
	500	(b)	2.424	(c)	06/11/27	486,698
	500		3.924	(c)	06/11/27	496,062
	388		3.949	(c)	08/10/48	279,796
	100	(b)	4.896	(c)	07/15/47	80,947
	389	(b)	4.911	(c)	12/10/23	349,417
	311	(b)	5.069	(c)	04/10/47	257,369
		IO
	1,625		1.165	(c)	10/10/47	82,540
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.754	(c)	02/10/47	153,824
		IO
	3,258		1.014	(c)	02/10/47	130,214
	340	Commercial Mortgage Trust	5.475		03/10/39	347,450
	1,968	COOF Securitization Trust II (b)	2.325	(c)	08/25/41	209,128
	250	CSMC Trust (b)	3.626	(c)	03/15/17	242,511
EUR	193	Deco Ltd. (Ireland)(b)	4.50	(c)	11/07/24	208,734
$380		Extended Stay America Trust (b)	2.958		12/05/31	382,095
		GS Mortgage Securities Trust
	450		3.345		07/10/48	318,392
	370	(b)	4.928	(c)	08/10/46	323,620
		IO
	2,046		1.014	(c)	09/10/47	105,657
	993		1.314	(c)	02/10/48	67,661
	2,337		1.35	(c)	04/10/47	151,013
	400	HILT Mortgage Trust (b)	2.335	(c)	07/15/29	376,204
	150	Hilton USA Trust (b)	1.43	(c)	11/05/30	149,496
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(b)	4.724	(c)	07/15/47	289,807
	1,740		5.464	(c)	12/12/43–01/15/49	1,750,308
		JPMBB Commercial Mortgage Securities Trust
	188	(b)	4.816	(c)	08/15/47	147,390
	267	(b)	4.831	(c)	04/15/47	213,086
		IO
	4,667		1.215	(c)	01/15/47	250,792
	3,485	KGS-Alpha SBA COOF Trust, IO (b)	2.967	(c)	07/25/41	491,717
		LB-UBS Commercial Mortgage Trust
	587		6.324	(c)	07/15/40	595,404
	200		6.449	(c)	09/15/45	200,970
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	201,878
	335	(b)	3.938		08/15/50	245,901
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	356,541
	201	(b)	3.986		05/15/47	150,961
	500	(b)	4.057	(c)	09/15/57	352,984
	150	(b)	4.275	(c)	05/15/45	135,033
	500		4.63	(c)	08/15/46	446,055
		Total Commercial Mortgage-Backed Securities (Cost $13,051,315)				12,456,880

		Mortgages - Other (32.2%)
		Adjustable Rate Mortgage Trust
	318		0.747	(c)	10/25/35	291,199
	502		1.477	(c)	05/25/35	471,046
	293		2.68	(c)	02/25/36	249,059

		Alba PLC(United Kingdom)
GBP	395		0.92	(c)	11/25/42	490,699
	400		2.611	(c)	04/24/49	538,717
		Alternative Loan Trust
$575			0.617	(c)	11/25/46	453,745
	696		5.50		02/25/25–02/25/36	649,275
	(e)		6.00		08/25/17	251
		PAC
	309		5.50		04/25/37	260,489
	622	Alternative Loan Trust Resecuritization	6.25		08/25/37	525,479
		American Home Mortgage Investment Trust
	301	(b)	6.10		01/25/37	170,550
		IO
	1,437		2.078		05/25/47	229,278
		Banc of America Alternative Loan Trust
	544		0.877	(c)	11/25/36	340,428
	613		5.50		10/25/35	564,169
	144		6.00		04/25/36	131,008
	829		6.226		10/25/36	534,518
	500		6.50		05/25/46	417,053
	222	Banc of America Funding Trust	5.25		07/25/37	223,130
	8	Banc of America Mortgage Trust	5.25		11/25/19	8,093
	9,445	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	205,997
	182	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	170,161
	1	Citicorp Mortgage Securities Trust	5.50		02/25/22	1,475
	245	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	192,350
	207	COMM Mortgage Trust	3.897		02/10/49	147,889
	320	Countrywide Home Loan Mortgage Pass-Through Trust	2.791	(c)	02/19/34	314,436
		Credit Suisse First Boston Mortgage Securities Corp.
	1,304		1.147	(c)	05/25/34–06/25/34	1,184,178
	497		3.727	(c)	02/25/32	443,468
	623		6.50		11/25/35	294,845
	162	CSMC Mortgage-Backed Trust	7.56	(c)	08/25/37	126,227
		CSMC Trust
	345	(b)	4.522	(c)	08/25/62	335,432
	500	(b)	4.682	(c)	11/25/57	497,269
EUR	502	Eurosail B.V. (Netherlands)	0.258	(c)	04/17/40	500,926
		Fannie Mae Connecticut Avenue Securities
$500			4.827	(c)	01/25/24	487,612
	324		5.327	(c)	11/25/24	315,059
	300		5.427	(c)	07/25/25	287,573
	400		6.127	(c)	04/25/28	392,312
	349	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	333,003
	430	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	416,771
EUR	577	Fondo de Titulizacion de Activos UCI 16 (Spain)	0.021	(c)	06/16/49	480,863
		Freddie Mac Structured Agency Credit Risk Debt Notes

$310			3.325	(c)	07/25/28	309,792
	700		3.727	(c)	10/25/27	652,043
	500		4.027	(c)	04/25/24	449,161
	950		4.422	(c)	08/25/24	891,741
	300		4.677	(c)	11/25/23	292,219
	300		4.927	(c)	02/25/24	285,748
	500		4.977	(c)	10/25/24	481,817
	441	Freddie Mac Whole Loan Securities Trust	3.00		09/25/45	446,060
		GreenPoint Mortgage Funding Trust
	169	(c)	0.587		02/25/37	141,192
	443		0.607	(c)	01/25/37	358,435
EUR	763	Grifonas Finance PLC (Greece)	0.319	(c)	08/28/39	589,466
		GSR Mortgage Loan Trust

$75			0.677	(c)	03/25/35	65,104
17			5.50		11/25/35	16,491
175		HarborView Mortgage Loan Trust	0.616	(c)	01/19/38	143,540
EUR	480	IM Pastor 3 Fondo de Titluzacion Hipotecaria (Spain)	0.009	(c)	03/22/43	411,695
$436		Impac CMB Trust	1.222	(c)	10/25/34	409,076
442		Impac Secured Assets Trust	0.597	(c)	08/25/36	324,874
792		JP Morgan Alternative Loan Trust	0.587	(c)	10/25/36	655,297
330		JP Morgan Mortgage Trust (b)	2.248	(c)	07/27/37	308,577
		Lehman Mortgage Trust
120			5.50		11/25/35	110,998
341			6.00		06/25/37	232,481
664			6.50		09/25/37	510,391
EUR	639	Lusitano Mortgages No. 5 PLC (Portugal)	0.116	(c)	07/15/59	525,451
GBP	450	Marble Arch Residential Securitisation No 4 Ltd. (United Kingdom)	0.885	(c)	03/20/40	592,898
$24		MASTR Adjustable Rate Mortgages Trust	2.77	(c)	02/25/36	24,007
154		MASTR Alternative Loan Trust	6.25		07/25/36	134,411
79		Merrill Lynch Mortgage Investors Trust	1.027	(c)	04/25/29	75,393
EUR	498	Money Partners Securities 3 PLC (United Kingdom)	4.425	(c)	09/14/39	547,636
GBP	271	Money Partners Securities 4 PLC (Ireland)	5.383	(c)	03/15/40	384,111
$360		Morgan Stanley Dean Witter Capital I, Inc. Trust	1.797	(c)	03/25/33	331,417
GBP	354	Newgate Funding 2007-3 (United Kingdom)	3.583	(c)	12/15/50	465,099
$937		Nomura Asset Acceptance Corp. Alternative Loan Trust	1.537	(c)	10/25/34	852,374
GBP	300	Paragon Mortgages No. 13 PLC (United Kingdom)	1.391	(c)	01/15/39	334,304
200		Paragon Mortgages No. 22 PLC (United Kingdom)	2.233	(c)	09/15/42	270,768
$21		Prime Mortgage Trust	5.50		11/25/21	21,485
		RALI Trust
535			1.127	(c)	12/25/33	470,463
431			5.50		04/25/22	440,387
1,217			6.00		05/25/36–11/25/36	1,039,195
388		RBSSP Resecuritization Trust (b)	14.719	(c)	09/26/37	534,923
EUR	634	ResLoC UK PLC (United Kingdom)	0.322	(c)	12/15/43	542,156
$213		Structured Adjustable Rate Mortgage Loan Trust	2.685	(c)	06/25/37	192,461
215		Structured Asset Mortgage Investments II Trust	0.657	(c)	05/25/45	189,161
456		Structured Asset Securities Corp. Trust	0.677	(c)	07/25/35	410,724
		Washington Mutual Mortgage Pass-Through Certificates Trust
312			1.045	(c)	04/25/47	228,960
510			1.245	(c)	08/25/46	344,608
823			6.00		10/25/35	631,764
150			6.50		08/25/34	164,614
163		Wells Fargo Mortgage-Backed Securities Trust	2.729	(c)	04/25/34	163,228
		Total Mortgages - Other (Cost $31,262,678)				31,674,228

		Short-Term Investments (8.5%)
		U.S. Treasury Security (0.4%)
427		U.S. Treasury Bill (f)(g) (Cost $426,223)	0.508		06/09/16	426,480

NUMBER OF SHARES (000)
	Investment Company (8.1%)
7,969	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $7,968,779)		7,968,779
	Total Short-Term Investments (Cost $8,395,002)		8,395,259

	Total Investments (Cost $103,108,436) (i)(j)	107.4%	105,713,751
	Liabilities in Excess of Other Assets	(7.4)	(7,304,548)
	Net Assets	100.0%	$98,409,203

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2016.
(e)	Principal amount is less than $500.
(f)	Rate shown is the yield to maturity at January 31, 2016.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2016, advisory fees paid were reduced by $2,022 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.
(j)

At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,063,763 and the aggregate gross unrealized depreciation is $1,458,448 resulting in net unrealized appreciation of $2,605,315.

Foreign Currency Forward Exchange Contracts Open at January 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	EUR	439,950		$476,642	02/04/16	$22
JPMorgan Chase Bank NA	EUR	439,950		$476,418	02/04/16	(203)
JPMorgan Chase Bank NA	GBP	1,391,898		$2,064,310	02/04/16	80,992
JPMorgan Chase Bank NA	GBP	322,341		$469,287	02/04/16	9,982
JPMorgan Chase Bank NA		$476,642	EUR	439,950	02/04/16	(22)
JPMorgan Chase Bank NA		$17,179	EUR	15,885	02/04/16	30
JPMorgan Chase Bank NA		$2,791	GBP	1,956	02/04/16	(4)
UBS AG	EUR	2,527,705		$2,759,648	02/04/16	21,255
UBS AG	EUR	544,377		$593,409	02/04/16	3,657
UBS AG	GBP	412,788		$600,978	02/04/16	12,795
	Net Unrealized Appreciation					$128,504

Futures Contracts Open at January 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
64	Long	U.S. Treasury 5 yr. Note, Mar-16	$7,723,000	$122,914
40	Long	U.S. Treasury Long Bond, Mar-16	6,441,250	318,125
27	Long	U.S. Treasury 10 yr. Note, Mar-16	3,498,609	99,328
8	Long	U.S. Treasury Ultra Long Bond, Mar-16	1,329,500	69,902
45	Short	U.S. Treasury 2 yr. Note, Mar-16	(9,838,125)	(50,619)
		Net Unrealized Appreciation		$559,650

Interest Rate Swap Agreement Open at January 31, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(19,897)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Mortgage Securities Trust

Summary of Investments • January 31, 2016 (unaudited)

PORTFOLIO COMPOSITION** as of 01/31/16	Percentage of Total Investments
Mortgages - Other	29.9%
Agency Fixed Rate Mortgages	24.2
Asset-Backed Securities	16.8
Commercial Mortgage-Backed Securities	11.8
Collateralized Mortgage Obligations - Agency Collateral Series	9.2
Short-Term Investments	7.9
Agency Adjustable Rate Mortgages	0.2
100.0%

**          Does not include open long/short futures contracts with an underlying face amount of $28,830,484 with net unrealized appreciation of $559,650. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $128,504 and does not include an open swap agreement with unrealized depreciation of $19,897.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • January 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$194,636	$—	$194,636
Agency Fixed Rate Mortgages	—	25,582,994	—	25,582,994
Asset-Backed Securities	—	17,721,732	—	17,721,732
Collateralized Mortgage Obligations - Agency Collateral Series	—	9,688,022	—	9,688,022
Commercial Mortgage-Backed Securities	—	12,456,880	—	12,456,880
Mortgages - Other	—	31,674,228	—	31,674,228
Total Fixed Income Securities	—	97,318,492	—	97,318,492
Short-Term Investments
U.S. Treasury Security	—	426,480	—	426,480
Investment Company	7,968,779	—	—	7,968,779
Total Short-Term Investments	7,968,779	426,480	—	8,395,259
Foreign Currency Forward Exchange Contracts	—	128,733	—	128,733
Futures Contracts	610,269	—	—	610,269
Total Assets	8,579,048	97,873,705	—	106,452,753
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(229)	—	(229)
Futures Contract	(50,619)	—	—	(50,619)
Interest Rate Swap Agreement	—	(19,897)	—	(19,897)
Total Liabilities	(50,619)	(20,126)	—	(70,745)
Total	$8,528,429	$97,853,579	$—	$106,382,008

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 17, 2016